EXPLORATION AND EVALUATION INTERESTS - Eskay Creek Property (Details)				12 Months Ended
	Dec. 18, 2023 CAD ($)	Jul. 07, 2023 CAD ($) item	Oct. 02, 2020 CAD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 CAD ($) shares	Dec. 30, 2022 CAD ($)	Oct. 28, 2022 CAD ($) shares	Sep. 23, 2022 CAD ($)
Exploration And Evaluation Interests [Line Items]
Exploration or development expenditure				$ 91,855,000	$ 91,602,000
Percentage of net smelter return royalty			1.00%
Percentage of right to purchase interest retained			0.50%
Barrick
Exploration And Evaluation Interests [Line Items]
Cash consideration			$ 17,500,000					$ 17,500,000
Retention period of right to purchase interest			24 months
Sale of productive assets transaction cost					37,000
Gain (loss) on disposal					$ 9,463,000
Barrick | Maximum
Exploration And Evaluation Interests [Line Items]
Percentage of net smelter return royalty			2.00%
Tudor Transaction
Exploration And Evaluation Interests [Line Items]
Share issued (shares) | shares					231,404
Value of shares issued					$ 1,432,000
Cash obligation recognized as of acquisition date				1,400,000	1,400,000
Business acquisition transaction costs					36,000
Franco Nevada Corporation | Eskay
Exploration And Evaluation Interests [Line Items]
Percentage of NSR Royalty sold	1.00%
Cash consideration from sale of productive assets	$ 56,000,000					$ 27,000,000
Contingent consideration from sale of productive assets						$ 1,500,000
Franco Nevada Corporation | Eskay | Minimum
Exploration And Evaluation Interests [Line Items]
Contingent consideration from sale of productive assets	3,000,000
Franco Nevada Corporation | Eskay | Maximum
Exploration And Evaluation Interests [Line Items]
Contingent consideration from sale of productive assets	$ 4,500,000
Eskay
Exploration And Evaluation Interests [Line Items]
Exploration or development expenditure				87,548,000	86,800,000
Earthworks for certain infrastructure				11,334,000	0
Sale of productive assets transaction cost				$ 90,000
Assets acquired and liabilities assumed					$ 2,868,000
Eskay | Barrick | Minimum
Exploration And Evaluation Interests [Line Items]
Percentage of net smelter return royalty			1.00%
Eskay | Eskay Mining Corp.
Exploration And Evaluation Interests [Line Items]
Cash consideration		$ 4,000,000
Mineral claims surrounding | item		5
Percentage of net smelter return royalty		2.00%
Percentage of SNR that can be repurchase		1.00%
Consideration for SNR repurchased		$ 2,000,000
Eskay North | Tudor Transaction
Exploration And Evaluation Interests [Line Items]
Cash consideration							$ 1,400,000
Number of common shares | shares							231,404